Convertible notes (Schedule of Interest Relating to KKR Notes) (Details) (Convertible Notes [Member], KKR Notes [Member]) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY
Debt Instrument [Line Items]
KKR Notes interest incurred	$ 1,991	12,512	$ 3,395	21,337
Amortization of debt issuance costs	122	767	195	1,225
Total interest expense	$ 2,113	13,279	$ 3,590	22,562